As filed with the Securities and Exchange Commission on May 19, 2011

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

	THE SECURITIES ACT OF 1933	☒
	Pre-Effective Amendment No.	☐
-	Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

(Check appropriate box or boxes)

HEWITT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

100 Half Day Road,

Lincolnshire, IL 60069

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(847) 295-5000

Copy to:

Peter E. Ross, Esq. Hewitt Associates LLC 100 Half Day Road Lincolnshire, Illinois 60069	Alan Goldberg, Esq. K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on _________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 19th day of May, 2011.

HEWITT SERIES TRUST

By:	ANDREA W. ARMSTRONG*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 18 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald S. Hunt*	Trustee	May 19, 2011

John D. Oliverio*	Trustee	May 19, 2011

Andrea W. Armstrong*	Trustee and President (Principal Executive Officer)	May 19, 2011

/s/ DOUGLAS S. KEITH Douglas S. Keith	Treasurer and Chief Financial Officer (Principal Financial Officer)	May 19, 2011

* By: /s/ PETER E. ROSS Peter E. Ross

*	Peter E. Ross signs this document as Attorney-in-Fact on behalf of the individuals noted pursuant to powers of attorney dated April 22, 2008 and incorporated by reference to Registrant’s filing of post-effective amendment no. 17 to the Registration Statement filed on April 29, 2011.

This Registration Statement contains certain disclosures regarding the Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Hewitt Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 19th day of May, 2011. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on the 19th day of May, 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Chief Executive Officer)	May 19, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer	May 19, 2011

Richard S. Davis*	Trustee	May 19, 2011

Henry Gabbay*	Trustee	May 19, 2011

David O. Beim*	Trustee	May 19, 2011

Ronald W. Forbes*	Trustee	May 19, 2011

Dr. Matina S. Horner*	Trustee	May 19, 2011

Rodney D. Johnson*	Trustee	May 19, 2011

Herbert I. London*	Trustee	May 19, 2011

Cynthia A. Montgomery*	Trustee	May 19, 2011

Joseph P. Platt*	Trustee	May 19, 2011

Robert C. Robb, Jr.*	Trustee	May 19, 2011

Toby Rosenblatt*	Trustee	May 19, 2011

Kenneth L. Urish*	Trustee	May 19, 2011

Frederick W. Winter*	Trustee	May 19, 2011

By:	/s/ EDWARD BAER
Edward Baer

*	Edward Baer signs this document as Attorney-in-Fact on behalf of the individuals noted pursuant to powers of attorney dated February 14, 2011 and incorporated by reference to Registrant’s filing of post-effective amendment no. 17 to the Registration Statement, filed on April 29, 2011.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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